Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 21,333	$ 10,822
Trade Payables
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable and accrued liabilities	13,289	5,037
Payables in MLJV and MWJV
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable and accrued liabilities	7,007	4,843
Other Payables
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 1,037	$ 942